Mandatory Convertible Debentures - Schedule of Black-Scholes Option Pricing Model (Details) - DevvStream Corp [Member] - Debentures Subject to Mandatory Redemption [Member]	Jul. 31, 2024
Probability of De-SPAC Transaction Closing by Maturity Date [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	85
Risk-free Interest Rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	4.42
Expected Term (Years) [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	0.19
Expected Annual Volatility for the Company [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	92.5
Expected Annual Volatility for Focus Impact [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	2.5
Common Conversion Ratio [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	0.083
Foreign Exchange Rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Debt instrument, measurement input	0.7242